Leases	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
LEASES

NOTE 7: LEASES

a.	Information on leases:

The Company has lease agreements that include leases of buildings and vehicles that are used to maintain the Company’s ongoing operations. The leases of the buildings and vehicles are for a period of 10 and 3 years, respectively. Some of these lease agreements include extension options.

	Year ended December 31, 2019	Year ended December 31, 2020
	NIS in thousands	NIS in thousands

Interest expense on lease liabilities	676	479
Total cash outflow for leases	1,256	1,240

b.	Lease extension options:

The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises significant judgment in deciding whether it is reasonably certain that the extension options will be exercised.

In leases that contain noncancelable lease periods of 10 years, the Company does not generally include in the lease term the exercise of extension options since the Company believes it is not reasonably certain that the extension options will be exercised. Following are details of potential future undiscounted lease payments for periods covered by extension or termination options that were not included in the measurement of the Company’s lease liabilities:

More than 5 years
NIS in thousands

December 31, 2020:
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	5,889

More than 5 years
NIS in thousands

December 31, 2019:
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	5,889

c.	Disclosures in respect of right-of-use assets:

December 31, 2020:

	Buildings	Motor vehicles	Total

Cost:
Balance as of January 1, 2020	7,827	257	8,084

Balance as of December 31, 2020	7,827	257	8,084

Accumulated depreciation:
Balance as of January 1, 2020	824	124	948
Additions during the year:
Depreciation and amortization	824	106	930

Balance as of December 31, 2020	1648	230	1,878

Depreciated cost at December 31, 2002	6,179	27	6,206

December 31, 2019:

	Buildings	Motor vehicles	Total

Cost:
Balance as of January 1, 2019	7,827	257	8,084
Additions during the year:
New leases	-	-	-

Balance as of December 31, 2019	7,827	257	8,084

Accumulated depreciation:
Balance as of January 1, 2019	-	-	-
Additions during the year:
Depreciation and amortization	824	124	948

Balance as of December 31, 2019	824	124	948

Depreciated cost at December 31, 2019	7,003	133	7,136

d.	For an analysis of maturity dates of lease liabilities, see Note 10.